Other non-financial assets (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 5,470	$ 5,709	$ 6,264
Bail deposit	1,382	1,364	1,418
Prepaid expenses	1,083	1,065	1,081
VAT and other tax receivables	435	363	433
Properties and other non-current assets held for sale	68	248	246
Other	545	375	326
Total other non-financial assets	$ 8,982	$ 9,125	$ 9,768